BENEFITS PAYABLE - Benefit Expenses Excluded From Activity in Benefits Payable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Provision for premium deficiency	$ (176)	$ 176	$ 0
Military services	8	12	11
Future policy benefits	439	(80)	32
Total	$ 271	$ 108	$ 43